Financial results - Schedule of interest expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest costs [abstract]
Borrowings interest (Note 18.2)	$ (50,660)	$ (47,923)	$ (34,159)
Other interest			(4)
Total interest expense	$ (50,660)	$ (47,923)	$ (34,163)